NATURE OF OPERATIONS, ORGANIZATION, AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	May 07, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Accumulated deficit		$ 56,304,727	$ 53,644,310	$ 44,604,479
Cash and cash equivalents		$ 444,706	$ 1,105,291	$ 2,821,570
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash	$ 3,250,000